July 27, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Variable Funds (on behalf of ING VP Growth and Income Portfolio)
File No. 811-02514

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Funds (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which ING VP Growth and Income Portfolio, a series of the Registrant, will acquire all of the assets of ING Fundamental Research Portfolio, a series of ING Partners, Inc., in exchange for shares of ING VP Growth and Income Portfolio and the assumption by ING VP Growth and Income Portfolio of the liabilities of ING Fundamental Research Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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